Average Annual Total Returns - BlackRock Mid Cap Dividend Fund	Aug. 28, 2020
RussellMidcapValueIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	27.06%
5 Years	7.62%
10 Years	12.41%	[1]
Class K
Average Annual Return:
1 Year	29.65%
5 Years	7.91%
10 Years	11.55%	[1]
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	28.06%
5 Years	4.94%
10 Years	9.37%	[1]
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.06%
5 Years	5.38%
10 Years	8.92%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended January 31, 2010 in a settlement of litigation.